Business Acquisitions - Schedule of Summarized Consolidated Pro Forma Financial Information (Detail) - Dan Sabia, Dan Cisne, Hilda Knutsen and Torill Knutsen [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Loans At Acquisition Date [Line Items]
Revenue	$ 77,702	$ 76,940
Net income	$ 15,038	$ 19,236